Note 4 - Changes in Accounting Standards	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]

Note 4: Changes in accounting standards

Application of new and revised accounting standards:

The Company has adopted the following amended accounting standards and policies effective January 1, 2024.

Amendments to IAS 1 Presentation of Financial Statements — Classification of Liabilities as Current or Non-current

The amendments to IAS 1 published in January 2020 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

There was no impact to the Company’s financial statements for the year ended December 31, 2024, upon adoption.

Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures — Supplier Finance Arrangements

The amendments add a disclosure objective to IAS 7 stating that an entity is required to disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows. In addition, IFRS 7 was amended to add supplier finance arrangements as an example within the requirements to disclose information about an entity’s exposure to concentration of liquidity risk.

There was no impact to the Company’s financial statements for the year ended December 31, 2024, upon adoption.

Amendment to IFRS 16 Leases — Lease Liability in a Sale and Leaseback

The amendments to IFRS 16 add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. The amendments require the seller-lessee to determine ‘lease payments’ or ‘revised lease payments’ such that the seller-lessee does not recognise a gain or loss that relates to the right of use retained by the seller-lessee, after the commencement date.

There was no impact to the Company’s financial statements for the year ended December 31, 2024, upon adoption.

New and amended standards not yet effective:

The following new and amended standards, which are not yet effective, have not been applied by the Company in these financial statements.

Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)

The IASB has issued 'Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)' to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9 'Financial Instruments'. The amendments include changes to derecognition of a financial liability settled through electronic transfer, classification of financial assets, and disclosures, and are effective for reporting periods beginning on or after January 1, 2026. The Company is currently evaluating the impact of the new standard on its financial statements.

IFRS 18 Presentation and Disclosures in Financial Statements

In April 2024, the IASB issued a new standard which replaces IAS 1. IFRS 18 Presentation and Disclosure in Financial Statements carries forward many requirements in IAS 1 and complements them with new requirements. IFRS 18 includes requirements for all entities applying IFRS for the presentation and disclosure of information in financial statements. The new standard applies to annual reporting period beginning on or after January 1, 2027. The Company is currently evaluating the impact of the new standard on its financial statements.